Investments - Schedule of Investment (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2023 INR (₨)		Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Disclosure of detailed information about financial instruments [line items]
Non current investments other than investments accounted for using equity method		₨ 20,720		$ 252	₨ 19,109
Current Investments		309,232		$ 3,762	241,655
Total		329,952			260,764
Financial instruments at FVTOCI
Financial instruments at FVTOCI		260,842			219,802
Financial instruments at amortized cost
Inter corporate and term deposits		23,775			22,923
Financial instruments at FVTPL
Financial instruments at FVTPL		45,335			18,039
Non-current assets [member]
Disclosure of detailed information about financial instruments [line items]
Non current investments other than investments accounted for using equity method		20,720			19,109
Current Assets [member]
Disclosure of detailed information about financial instruments [line items]
Current Investments		309,232			241,655
Equity instruments [member] | Non-current assets [member]
Financial instruments at FVTOCI
Financial instruments at FVTOCI		15,647			14,963
Financial instruments at FVTPL
Financial instruments at FVTPL		3,773			1,976
Inter corporate and term deposits [member] | Non-current assets [member]
Financial instruments at amortized cost
Inter corporate and term deposits			[1]		1,657
Inter corporate and term deposits [member] | Current Assets [member]
Financial instruments at amortized cost
Inter corporate and term deposits	[2]	23,775			21,266
Fixed maturity plan mutual funds [member] | Non-current assets [member]
Financial instruments at FVTPL
Financial instruments at FVTPL		1,300			513
Short-term mutual funds [member] | Current Assets [member]
Financial instruments at FVTPL
Financial instruments at FVTPL		40,262			15,550
Non-convertible debentures, government securities, commercial papers, certificate of deposit and bonds [member] | Current Assets [member]
Financial instruments at FVTOCI
Financial instruments at FVTOCI		₨ 245,195			₨ 204,839

[1]	^ Value is less than 1
[2]	These deposits earn a fixed rate of interest. Term deposits include current deposits in lien with banks primarily on account of term deposits of ₹ 653 (March 31, 2022: ₹ 654) held as margin money deposits against guarantees.